EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of summary of equity activity
	Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class C Ordinary Shares	Class D Ordinary Shares	Class E Ordinary Shares	Class F1 Ordinary Shares	Class F2 Ordinary Shares	Ordinary Shares (with liquidation preference)
	Number of shares – issued and outstanding
Balance, as of January 1, 2014		32,070,835	6,703,520	3,390,490	32,164,955	11,749,700	14,326,650	41,547,280	60,559,715
Exercise of options – prior to IPO	—	—	—	—	—	—	—	—	1,463,051
Conversion upon IPO closing	203,976,196	(32,070,835)	(6,703,520)	(3,390,490)	(32,164,955)	(11,749,700)	(14,326,650)	(41,547,280)	(62,022,766)
IPO	8,325,000	—	—	—	—	—	—	—	—
Exercise of options – commencing IPO	2,252,865	—	—	—	—	—	—	—	—
Balance, as of December 31, 2014	214,554,061	—	—	—	—	—	—	—	—
Exercise of options and vesting of RSUs	4,293,369	—	—	—	—	—	—	—	—
Balance, as of December 31, 2015	218,847,430	—	—	—	—	—	—	—	—
Exercise of options and vesting of RSUs	2,890,584	—	—	—	—	—	—	—	—
Balance, as of December 31, 2016	221,738,014

Schedule of information regarding outstanding and exercisable options
Exercise price	Outstanding		Exercisable
(US $)	Number	Weighted average remaining contractual life (in years)	Number	Weighted average remaining contractual life (in years)
0.096 – 2.991	119,655	3.35	84,655	3.48
3.7	5,882,283	2.84	5,734,118	2.85
6.98	13,146,059	4.06	12,227,784	4.03
25 – 46.88	5,384,240	6.35	238,356	5.06
55.63 – 59.33	4,410,700	5.68	1,470,350	5.68
	28,942,937	4.48	19,755,263	3.82

Schedule of options granted to employees, directors and service providers
	Number	Weighted average exercise price	Aggregated intrinsic value(1)
		$	U.S. dollars in thousands
Options outstanding at beginning of year	27,188,687	14.85
Changes during the year:
Granted(2)	4,576,500	45.91
Exercised	(2,746,100)	2.88
Forfeited	(76,150)	18.90
Options outstanding at end of year	28,942,937	20.82	623,550
Options exercisable at year-end	19,755,263	10.05	583,398

(1)    The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of  $38.12 of the Company’s ordinary share on December 31, 2016. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.

(2)    On August 15, 2016 the Company granted the Company’s founders, who are also shareholders, 4,000,000 options, exercisable into the same amount of the Company’s ordinary shares, at an exercise price of  $46.88 per share, which are subject to graded vesting over four years.

Schedule of RSUs activity
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	281,181	41.0
Changes during the year:
Granted	205,962	38.96
Vested	(144,484)	40.33
Forfeited	(16,372)	41.07
Outstanding at end of year	326,287	40.01

Schedule of assumptions used for the estimation of the fair value of options granted using the Black-Scholes option pricing model
	Year ended December 31,
	2016	2015	2014
Risk-free interest rate	0.93% – 1.57%	0.75% – 2.01%	0.7% – 2.17%
Expected option term	3.28 – 6.67 years	2.16 – 6.95 years	3.82 – 7.27 years
Expected price volatility	40% – 44%	35% – 53%	36% – 55%
Dividend yield	0%	0%	0%
Weighted average fair value at the date of grant	$17.09	$16.05	$7.28

Schedule of share-based compensation expenses
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
Cost of revenues	46	26	27
Research and development, net	12,216	8,016	6,130
Sales and marketing	706	1,277	5,201
General and administrative	52,634	35,650	65,495
Total stock-based compensation	65,602	44,969	76,853

Schedule of computation of basic and diluted net earnings (losses) per share
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands, except per share data
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss) applicable to ordinary shares	108,370	68,450	(30,084)
Weighted average shares outstanding:
Denominator for basic net earnings per share	220,124	217,362	107,942
Effect of dilutive securities:
Employee and Non-Employee stock options and unvested RSUs	17,894	20,495	—
Denominator for diluted net earnings per share	238,018	237,857	107,942
Basic net earnings (losses) per share	0.49	0.31	(0.28)
Diluted net earnings (losses) per share	0.46	0.29	(0.28)